Voyageur Institutional Funds, Inc.
                       90 South Seventh Street, Suite 4300
                          Minneapolis, Minnesota 55402



February 27, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:      Voyageur Institutional Funds, Inc.
         SEC File Nos. 2-95930 and 811-4546
         CIK No. 0000763746

Gentlemen:

In accordance with the provision of Rule 497(j) of Regulation C promulgated by the Securities and Exchange Commission under the Securities Act of 1933 (the "Act"), this letter serves to certify that the most recent amendment to the registration statement on Form N-1A for the above captioned Company does not differ from that which would have been filed pursuant to Rule 497(c) of the Act. Amendment No. 30 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on February 26, 1998.

Sincerely,

VAM INSTITUTIONAL FUNDS, INC.



/s/ Thomas J. Abood
Thomas J. Abood
Secretary